TAXATION - Current and deferred portion of income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TAXATION
Current tax expenses				¥ 42
Deferred tax benefits		¥ (5,143)	¥ (9,032)	(27,539)
Income tax benefits	$ (788)	¥ (5,143)	¥ (9,032)	¥ (27,497)